Note 5 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Abstract
Basic And Deluted Earnings Per Share
Basic and Diluted Earnings per Share
	2017	2016 (*)	2015 (*)
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	3,519	3,475	2,642
Adjustment: Additional Tier 1 securities (1)	(301)	(260)	(212)
Profit adjusted (millions of euros) (A)	3,218	3,215	2,430
Weighted average number of shares outstanding (2)	6,642	6,468	6,290
Weighted average number of shares outstanding x corrective factor (3)	6,642	6,592	6,647
Adjusted number of shares - Basic earning per share (C)	6,642	6,592	6,647
Adjusted number of shares - diluted earning per share (D)	6,642	6,592	6,647
Earnings per share	0.48	0.49	0.37
Basic earnings per share from continued operations (Euros per share)A-B/C	0.48	0.49	0.37
Diluted earnings per share from continued operations (Euros per share)A-B/D	0.48	0.49	0.37

(1) Remuneration in the period related to contingent convertible securities, recognized in equity (see Note 22.3).

(2) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the period.

(3) Corrective factor, due to the capital increase with pre-emptive subscription right, applied for the previous years.

(*) Data recalculated due to the mentioned corrective factor (see Notes 26 and 29).